Income Taxes (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Domestic net operating loss carryforwards		$ 41,540,000	$ 15,488,000
Stock-based compensation		5,087,000	3,948,000
Tax credits		2,512,000	0
Deferred financing costs		714,000	0
Start-up and organizational costs		272,000	0
Tax deductible Goodwill		136,000	0
Property and equipment		244,000	0
Derivative liabilities		(522,000)	(713,000)
Other		109,000	168,000
Total deferred tax assets		9,596,000	4,829,000
Deferred tax liabilities:
Intangible Assets		12,353,000	0
Discount on Note Payable		(377,000)	(617,000)
Other		(50,000)	(32,000)
Total deferred tax liabilities	54,890	50,000	32,000
Deferred tax assets:
Net deferred tax assets, excluding net operating loss carryforwards		(3,184,000)	4,180,000
Net operating loss carryforwards		41,540,000	15,488,000
Deferred Tax Assets, Gross, Noncurrent		38,356,000	19,668,000
Less valuation allowance		(38,406,000)	(19,700,000)	(18,334,000)
Total deferred tax assets (liabilities)		(50,000)	(32,000)
Aldagen Inc [Member]
Deferred tax assets:
Domestic net operating loss carryforwards			0	39,600
Accrued Severance			0	4,900
Deferred Transaction Costs			43,100	0
Deferred Rent			47,400	0
Inventory Reserve			7,000
Less Valuation Allowance			(97,500)	0
Deferred tax assets, current			0	44,500
Stock-based compensation			256,100	230,800
Deferred financing costs			618,800	0
Property and equipment			54,300	111,600
Deferred tax liabilities:
Intangible Assets			14,900	18,700
Deferred rent			0	44,500
Deferred tax asset (liabilities), current			0	44,500
Deferred tax liabilities:
Fixed assets			0	0
Deferred tax asset (liabilities), noncurrent			0	0
Net deferred tax asset (liability)			0	0
Deferred tax assets:
Domestic net operating loss carryforwards			22,025,100	20,110,800
Charitable contribution carryforwards			1,300	1,500
Start-up costs			266,600	266,600
Organizational costs			1,000	1,000
Federal income tax credits			2,311,600	2,159,400
Less valuation allowance			(25,549,700)	(22,900,400)
Net deferred tax assets, excluding net operating loss carryforwards			0	0
Net operating loss carryforwards			$ 0	$ 39,600